STATEMENT OF INVESTMENTS
BNY Mellon Growth and Income Fund, Inc.

July 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Automobiles & Components - .4%
General Motors	100,953		4,072,444
Banks - 6.4%
Bank of America	463,172		14,210,117
Citigroup	202,032		14,376,597
JPMorgan Chase & Co.	159,965		18,555,940
U.S. Bancorp	105,477		6,028,011
Wells Fargo & Co.	96,156		4,654,912
			57,825,577
Capital Goods - 6.5%
Fortive	9,244		703,006
General Electric	266,952		2,789,648
Honeywell International	117,026		20,182,304
Ingersoll-Rand	53,918		6,667,500
L3Harris Technologies	24,012		4,984,891
Quanta Services	69,716		2,608,773
Rockwell Automation	21,852		3,513,365
The Middleby	10,436	[a,b]	1,402,390
United Technologies	117,974		15,761,326
			58,613,203
Consumer Durables & Apparel - .9%
Lennar, Cl. A	103,834		4,939,383
PVH	32,832		2,919,421
			7,858,804
Consumer Services - 2.0%
Chipotle Mexican Grill	6,643	[b]	5,284,706
McDonald's	36,164		7,620,478
Wynn Resorts	41,711		5,425,350
			18,330,534
Diversified Financials - 5.8%
Ameriprise Financial	61,032		8,880,766
Berkshire Hathaway, Cl. B	78,702	[b]	16,167,752
Capital One Financial	26,456		2,445,064
LPL Financial Holdings	22,227		1,864,179
Morgan Stanley	139,007		6,194,152
Raymond James Financial	20,628		1,664,061
The Goldman Sachs Group	34,835		7,668,229
Voya Financial	138,583		7,784,207
			52,668,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Energy - 4.9%
Apergy	75,186	[b]	2,445,801
ConocoPhillips	42,762		2,526,379
Hess	161,927		10,499,347
Marathon Petroleum	238,011		13,421,440
Occidental Petroleum	57,688		2,962,856
Phillips 66	88,481		9,074,611
Valero Energy	45,985		3,920,221
			44,850,655
Food & Staples Retailing - .7%
Costco Wholesale	7,573		2,087,346
Walmart	41,872		4,621,831
			6,709,177
Food, Beverage & Tobacco - 2.7%
Archer-Daniels-Midland	47,995		1,971,635
Conagra Brands	290,939		8,399,409
PepsiCo	110,277		14,094,503
			24,465,547
Health Care Equipment & Services - 6.1%
Alcon	72,334	[a,b]	4,249,623
Align Technology	15,933	[b]	3,331,272
Anthem	41,898		12,343,570
Boston Scientific	213,992	[b]	9,086,100
CVS Health	33,121		1,850,470
Danaher	47,988		6,742,314
Humana	6,281		1,863,887
Medtronic	114,064	[a]	11,627,684
Varian Medical Systems	33,473	[b]	3,928,726
			55,023,646
Household & Personal Products - 1.6%
Colgate-Palmolive	143,138		10,268,721
The Procter & Gamble Company	38,670		4,564,607
			14,833,328
Insurance - 3.7%
American International Group	153,908		8,617,309
Assurant	51,911		5,884,631
Chubb	18,741		2,864,374
The Hartford Financial Services Group	103,437		5,961,074
The Progressive	126,735		10,263,000
			33,590,388
Materials - 6.3%
CF Industries Holdings	339,844		16,842,669
Dow	80,730		3,910,561
DuPont de Nemours	37,845		2,730,895
Freeport-McMoRan	188,150		2,080,939

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Materials - 6.3% (continued)
Martin Marietta Materials	34,742		8,607,331
Newmont Goldcorp	252,041		9,204,537
The Mosaic Company	161,033		4,056,421
Vulcan Materials	67,104		9,283,838
			56,717,191
Media & Entertainment - 6.1%
Alphabet, Cl. A	7,967	[b]	9,705,399
Alphabet, Cl. C	17,338	[b]	21,094,798
Comcast, Cl. A	89,585		3,867,384
Netflix	28,017	[b]	9,049,211
Omnicom Group	68,905	[a]	5,527,559
Twitter	134,032	[b]	5,670,894
			54,915,245
Pharmaceuticals Biotechnology & Life Sciences - 6.2%
BioMarin Pharmaceutical	32,529	[b]	2,580,200
Charles River Laboratories International	22,768	[b]	3,063,207
Eli Lilly & Co.	64,219		6,996,660
Merck & Co.	233,772		19,400,738
Neurocrine Biosciences	23,847	[b]	2,298,612
Pfizer	199,489		7,748,153
Sage Therapeutics	16,358	[a,b]	2,622,842
Sarepta Therapeutics	28,971	[a,b]	4,312,333
Vertex Pharmaceuticals	17,737	[b]	2,955,339
Zoetis	36,452		4,187,970
			56,166,054
Real Estate - .7%
Lamar Advertising, Cl. A	38,740	[c]	3,134,841
Outfront Media	107,001	[c]	2,908,287
			6,043,128
Retailing - 5.4%
Amazon.com	17,488	[b]	32,646,249
O'Reilly Automotive	20,488	[b]	7,801,011
Target	44,361		3,832,790
Ulta Beauty	4,574	[b]	1,597,470
Wayfair, Cl. A	24,579	[a,b]	3,223,782
			49,101,302
Semiconductors & Semiconductor Equipment - 5.2%
Broadcom	50,806		14,733,232
Microchip Technology	56,689	[a]	5,352,575
Qualcomm	214,610		15,700,868
Texas Instruments	31,327		3,916,188
Xilinx	64,179		7,329,884
			47,032,747

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Software & Services - 14.3%
FleetCor Technologies	19,889	[b]	5,651,857
HubSpot	19,939	[b]	3,563,498
International Business Machines	103,891		15,400,802
Microsoft	207,837		28,321,948
Oracle	32,824		1,847,991
Palo Alto Networks	27,623	[b]	6,257,714
PayPal Holdings	94,298	[b]	10,410,499
Salesforce.com	61,413	[b]	9,488,309
ServiceNow	30,362	[b]	8,422,115
Splunk	41,859	[b]	5,663,941
SS&C Technologies Holdings	110,691		5,307,633
Teradata	72,502	[a,b]	2,655,023
Twilio, Cl. A	35,920	[a,b]	4,996,831
Visa, Cl. A	124,113		22,092,114
			130,080,275
Technology Hardware & Equipment - 4.8%
Apple	94,166		20,061,125
Cisco Systems	184,977		10,247,726
Cognex	52,521		2,311,449
Corning	208,167		6,401,135
Zebra Technologies, Cl. A	23,291	[b]	4,911,839
			43,933,274
Telecommunication Services - 3.1%
AT&T	443,721		15,108,700
T-Mobile US	94,708	[b]	7,551,069
Verizon Communications	94,833		5,241,420
			27,901,189
Transportation - 2.0%
Delta Air Lines	91,204		5,567,092
Union Pacific	67,302		12,110,995
			17,678,087
Utilities - 2.7%
Clearway Energy, Cl. C	250,938	[a]	4,521,903
Edison International	89,682		6,684,896
NextEra Energy	36,710		7,605,211
NextEra Energy Partners	16,490	[a]	802,074
PPL	175,784		5,208,480
			24,822,564
Total Common Stocks (cost $666,134,978)			893,232,769

	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $10,533,309)	2.28	10,533,309	[d]	10,533,309

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $824,413)	2.28	824,412	[d]	824,413
Total Investments (cost $677,492,700)		99.8%		904,590,491
Cash and Receivables (Net)		.2%		2,028,663
Net Assets		100.0%		906,619,154

a Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $37,307,027 and the value of the collateral held by the fund was $38,525,509, consisting of cash collateral of $824,413 and U.S. Government & Agency securities valued at $37,701,096.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Growth and Income Fund, Inc.

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	893,232,769	-	-	893,232,769
Investment Companies	11,357,722	-	-	11,357,722

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2019, accumulated net unrealized appreciation on investments was $227,097,791, consisting of $241,773,367 gross unrealized appreciation and $14,675,576 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.